Notes Payable	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Notes To Financial Statements [Abstract]
9. Notes Payable

Note 7. Convertible Notes Payable

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum. Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates. As these loans (now convertible promissory notes) are due in February 2014, they have been included in current liabilities as of July 31, 2013 and April 30, 2013.

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. There was no accounting effect for these two modifications (See Note 10).

On August 14, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note, payable on demand, bearing interest at 5% per annum. The note is convertible into shares of common stock of the Company at a rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit). The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the shares of common stock on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012 the maturity date was extended to August 31, 2014 (See Note 10).

As of July 31, 2013, the aggregate amount of convertible notes payable outstanding was $800,000, of which $200,000 is included in current liabilities and $600,000 due August 31, 2014 is included in long-term liabilities.

Note 9. Notes Payable

Notes Payable - Related Party

In June 2009, the Company borrowed an aggregate of $45,000 from an individual, who was an officer of the Company at that time, in exchange for notes payable bearing interest at 18% per annum. The notes were due in October 2009 and became demand notes at that time. During the year ended December 31, 2011, interest expense of $2,393 was recognized on the notes. During the year ended December 31, 2011, the remaining principal balance of $25,000 due on the notes payable was repaid and no further amount is due (See Note 15).

During April 2012, the Company received $22,000 from a director of the Company in exchange for a note payable bearing interest of 10%, due on demand. On November 21, 2012, the director forgave the $22,000 balance due from Aspen in exchange for 62,857 five-year vested non-Plan stock options of the Company exercisable at $0.35 per share. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options (See Notes 12, 15 and 16).

Convertible Notes Payable

On March 6, 2011, Aspen authorized the issuance of up to $350,000 of convertible notes that were convertible into Series B preferred shares at $0.95 per share, bearing interest of 6% per annum. The notes were convertible beginning after the closing of the EGC Merger (See Note 1). As of May 13, 2011, the Aspen had received an aggregate of $328,000 (of which $73,000 was received from related parties) from the sale of convertible notes. Aspen evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record. In addition, Aspen issued an aggregate of $22,000 (of which $16,000 was to related parties) of convertible notes for services rendered. In May 2011, $350,000 of the convertible notes were converted into Aspen 368,411 Series B preferred shares (See Notes 12 and 15).

As part of the recapitalization that occurred on March 13, 2012, the Company assumed from the public entity an aggregate of $20,000 of convertible notes bearing interest at 10% per annum. Each note holder had the right to convert all or a portion of the principal amount of the note into shares of the Company's common stock at the conversion price of the next equity offering of the Company. The notes meet the criteria of stock settled debt under ASC 480, "Distinguishing Liabilities from Equity", and accordingly were presented at their fixed monetary amount of $20,000. The convertible notes were past due as of the date of assumption and, accordingly, the Company was in default. In April 2012, the convertible notes payable of $20,000 were converted into 20,000 shares of common stock of the Company and, accordingly, the default was cured (See Note 12).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to three individuals, of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum. Beginning March 31, 2012, the notes are convertible into shares of common stock of the Company at the rate of $1.00 per share. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the shares of common stock on the note issue dates. These loans (now convertible promissory notes) are due February of 2014 and, have been included in short-term liabilities as of April 30, 2013 (See Note 8).

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into shares of common stock of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the shares of common stock on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. There was no accounting effect for these two modifications (See Note 15).

On February 29, 2012 (the "Effective Date"), the Company retained the investment bank of Laidlaw & Company (UK) Ltd. ("Laidlaw") on an exclusive basis for the purpose of raising up to $6,000,000 (plus up to an additional $1,200,000 million to cover over-allotments at the option of Laidlaw) through two successive best-efforts private placements of the Company's securities following the reverse merger. Each Unit in the Phase One financing consisted of: (i) senior secured convertible notes (the "Convertible Notes"), bearing 10% interest, convertible into the Company's shares of common stock at the lower of (a) $1.00 or (b) 95% of the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note and (ii) five-year warrant to purchase that number of the Company's shares of common stock equal to 25% of the number of shares issuable upon conversion of the Convertible Notes. As of June 30, 2012, the Company, without the assistance of any broker-dealer, raised $150,000 from the sale of 3.0 Units. Laidlaw raised $1,289,527 (net of debt issuance costs of $266,473) from the sale of 31.12 Units (including Convertible Notes payable and an estimated 389,000 warrants). Mandatory conversion was to occur on the initial closing of the Phase Two financing, which occurred September 28, 2012. The Convertible Notes (as extended) had a maturity date of September 30, 2012, carried provisions for price protection and contained registration rights. For the Phase One financing, Laidlaw received a cash fee of 10% of aggregate funds raised along with a five-year warrant (the "Laidlaw Warrant") equal to 10% of the common stock reserved for issuance in connection with the Units. Separately, Laidlaw required an activation fee of $25,000. The Phase Two financing consisted of Units offered at $0.35 per Unit (consisting of one share of common stock and one-half of a warrant exercisable at $0.50 per share. The Convertible Notes embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares. As a result of proceeds received on September 28, 2012 in the Phase Two financing, all of the $1,706,000 (face value) of Convertible Notes were automatically converted into 5,130,795 shares of common stock at the contractual rate of $0.3325 per share. Moreover, the warrants issuable upon conversion of the Convertible Notes became fixed and determinable and caused to be outstanding 1,282,674 warrants (includes an additional 856,174 warrants due to price protection provisions) to acquire shares of common stock at $0.3325 per share. In addition, 202,334 shares of common stock and 50,591 five-year warrants exercisable at $0.3325 per share were issued to settle $67,276 of accrued interest on the aforementioned Convertible Notes. Accordingly, a loss of $3,339 was recognized in general and administrative expenses upon settlement (See Note 12).

On May 1, 2012, the Company issued a Convertible Note payable to a consultant in the amount of $49,825 in exchange for past services rendered, of which $38,175 pertains to the nine months ended September 30, 2012. The Note bore interest at 0.19% per annum, had a maturity date of September 30, 2012, and was convertible into the Company's shares of common stock at the lower (a) $1.00 or (b) the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note. The Convertible Note embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares. As a result of the private placement closing on September 28, 2012, the $49,825 (face value) convertible note was automatically converted into 142,357 shares of common stock at the contractual rate of $0.35 per share. In addition, 112 shares of common stock were issued to settle $39 of accrued interest on the aforementioned Convertible Note. No gain or loss was recognized upon settlement (See Note 12).

On August 14, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note, payable on demand, bearing interest at 5% per annum. The note is convertible into shares of common stock of the Company at the rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit). The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the shares of common stock on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. There was no accounting effect for these two modifications (See Note 15).

As of April 30, 2013, the aggregate amount of convertible notes payable outstanding was $800,000, of which $200,000 is included in current liabilities and $600,000 is included in long-term liabilities. As of April 30, 2013, the convertible notes embedded conversion options were still not accounted for as bifurcated derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market.

Notes payable consisted of the following at April 30, 2013, December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011
Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5% [A]	$300,000	$300,000	$-

Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19% [A]	300,000	300,000	-

Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014	100,000	100,000	-

Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014	50,000	50,000	-

Note payable - originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014	50,000	50,000	-

Note payable for vehicle, 72 monthly payments of $618; interest at 8.4% through March 2014	-	-	15,151
Total	800,000	800,000	15,151
Less: Current maturities (notes payable)	-	-	(6,383)
Less: Current maturities (convertible notes payable)	(200,000)	-	-
Subtotal	600,000	800,000	8,768
Less: amount due after one year for notes payable	-	-	(8,768)
Amount due after one year for convertible notes payable	$600,000	$800,000	$-

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[A] - effective September 4, 2012, note amended to provide a maturity date of August 31, 2013. Effective December 17, 2012, note further amended to provide a maturity date of August 31, 2014.

Future maturities of notes payable as of April 30, 2013 are as follows:

Year Ending April 30,
2014	$200,000
2015	600,000
$800,000